INFORMATION ABOUT REVENUES & GEOGRAPHIC AREAS (Details 2) In Millions, unless otherwise specified	12 Months Ended												12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2013 Russia USD ($)	Dec. 31, 2013 Russia RUB	Dec. 31, 2012 Russia RUB	Dec. 31, 2011 Russia RUB	Dec. 31, 2013 US USD ($)	Dec. 31, 2013 US RUB	Dec. 31, 2012 US RUB	Dec. 31, 2011 US RUB	Dec. 31, 2013 Rest of the world USD ($)	Dec. 31, 2013 Rest of the world RUB	Dec. 31, 2012 Rest of the world RUB	Dec. 31, 2011 Rest of the world RUB
Revenues:
Total revenues	$ 1,206.9	39,502.0	28,767.0	20,033.0	$ 1,124.8	36,814.0	27,300.0	19,352.0					$ 82.1	2,688.0	1,467.0	681.0
Long-lived assets, net:
Total long-lived assets, net	$ 442.0	14,466.0	9,898.0	8,771.0	$ 366.6	11,998.0	8,447.0	6,963.0	$ 25.7	841.0	1,043.0	1,413.0	$ 49.7	1,627.0	408.0	395.0